Carrying Values and Estimated Fair Values of Financial Instruments (Parenthetical) (Detail) (Manufacturing Operations)	Oct. 31, 2012 Notes Payable to Banks	Oct. 31, 2009 Notes Payable to Banks	Oct. 31, 2012 Notes Payable to Banks Carrying Amount	Oct. 31, 2011 Notes Payable to Banks Carrying Amount	Oct. 31, 2012 Convertible Subordinated Debt	Oct. 31, 2009 Convertible Subordinated Debt	Oct. 31, 2012 Convertible Subordinated Debt Carrying Amount	Oct. 31, 2011 Convertible Subordinated Debt Carrying Amount	Oct. 31, 2012 Tax Exempt Bond	Oct. 31, 2012 Tax Exempt Bond Carrying Amount	Oct. 31, 2011 Tax Exempt Bond Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument, interest rate, stated percentage	8.25%	8.25%	8.25%	8.25%	3.00%	3.00%	3.00%	3.00%	6.50%	6.50%	6.50%